Bank Loans	12 Months Ended
Mar. 31, 2025
Bank Loans [Abstract]
BANK LOANS

Note 12 — BANK LOANS

Long-term and short-term bank loans are as follows:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Total bank loans	3,669,815	3,234,199	2,405,503
Less: current portion of bank loans	(598,848)	(400,016)	(297,520)
Long-term bank loans	3,070,967	2,834,183	2,107,983

Bank loans comprised of the following:

Loan	Principal amount		Maturity date	Interest rate	Repayment method	March 31, 2024	March 31, 2025	March 31, 2025
						S$	S$	US$
				Fixed at 1.68% for first 2 years.
Mortgage loan I	S$	3,270,400	July 31, 2030	Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	1,364,353	1,188,377	883,880

Mortgage loan II	S$	1,062,500	May 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	708,010	670,829	498,943

Mortgage loan III	S$	887,000	March 31, 2031	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	644,691	565,504	420,605

Mortgage loan IV	S$	907,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	634,075	595,455	442,882

Mortgage loan V*		S$1,311,000	March 21, 2040	Fixed at 3.00% for first 2 years Subsequent years- 3.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	—	131,219	97,597

Term loan I	S$	960,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	70,937	66,617	49,548

Term loan II	S$	200,000	August 31, 2036	1.30% to 2.0% over the applicable 3-month SORA	Monthly repayment	17,248	16,198	12,048

Trust receipts	S$	1,000,000	N/A	Prevailing Cost of Funds plus 1.50%	Upon 90 to 120 days	230,501	—	—
Total bank loans						3,669,815	3,234,199	2,405,503

*	Mortgage Loan V relates to the construction in progress, as disclosed in Note 9.

For the years ended March 31, 2023, 2024 and 2025, the effective interest rate of the Company’s bank loans ranged from 1.50% to 4.44%, 3.53% to 6.71%, and 1.68% to 4.98 %per annum respectively.

Interest expenses arising from the Company’s bank loans for the years ended March 31, 2023, 2024 and 2025 amounted to S$101,271, S$134,001 and S$160,780 (US$119,584) respectively.

The Company’s bank loans are secured by the following — existing first legal mortgages over certain properties of the Company, existing corporate guarantee from a director and shareholder of the Company and an insurance policy as disclosed in Note 8.

The maturity dates for the Company’s outstanding bank loans as of March 31,2024 and 2025 are as follows:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
2025	698,928	—	—
2026	468,427	490,858	365,086
2027	468,427	484,500	360,357
2028	468,427	483,922	359,927
2029	468,427	483,922	359,927
2030	—	483,922	359,927
Thereafter	1,723,113	1,347,093	1,001,929
Total bank loans	4,295,749	3,774,217	2,807,153
Less: Imputed interest	(625,934)	(540,018)	(401,650)
Present value of bank loans	3,669,815	3,234,199	2,405,503

The Company’s bank loan agreements contain certain covenants, which require compliance with certain financial ratios. As of March 31, 2024 and 2025, the Company were in compliance with all the financial covenants under its existing loan agreements.